UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Fortuna Hedged Bitcoin ETF
TF | HBTC
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Fortuna Hedged Bitcoin ETF for the period of March 18, 2025, to February 28, 2026. You can find additional information about the Fund at https://hbtc.fortunafunds.com/hbtc-fund/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Fortuna Hedged Bitcoin ETF	$175	1.97%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal period ended February 28, 2026, the Fund returned -13.18% at net asset value, compared to a -18.7% decline in Bitcoin over the same period. The Fund’s maximum drawdown during the period was significantly less than peak-to-trough declines experienced by Bitcoin.
WHAT FACTORS INFLUENCED PERFORMANCE
Bitcoin experienced significant volatility during the reporting period, with notable drawdowns occurring in October and November 2025 and again in January and February 2026. These declines were driven by a combination of shifting macroeconomic expectations, regulatory uncertainty, and periodic liquidation events across digital asset markets.
POSITIONING
The Fund seeks to provide hedged exposure to Bitcoin. The Fund’s options-based hedging overlay was the primary driver of the  outperformance relative to Bitcoin and the significantly reduced maximum drawdown. The derivatives structure reduced the Fund’s downside participation during the drawdowns noted above, which materially benefited performance. This hedged approach also limits the Fund’s upside capture during periods of Bitcoin appreciation; however, the predominance of negative Bitcoin price action during the fiscal year meant the hedging overlay was a net positive contributor to relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense, were deducted.
Fortuna Hedged Bitcoin ETF	PAGE 1	TSR-AR-53656G233

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/18/2025)
Fortuna Hedged Bitcoin ETF NAV	-13.18
S&P 500 TR	23.96
Visit https://hbtc.fortunafunds.com/hbtc-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$586,678
Number of Holdings	6
Net Advisory Fee	$13,948
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Money Market Funds	48.3%
Purchased Options	3.6%
Written Options	-37.4%
Cash & Other	85.5%
HOW HAS THE FUND CHANGED?
Effective January 21, 2026, the name of the Fund changed to Fortuna Hedged Bitcoin ETF from Fortuna Hedged Bitcoin Fund.
Effective April 19, 2026, The Fund no longer includes the use of futures contracts as a principal investment strategy or principal risk.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hbtc.fortunafunds.com/hbtc-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fortuna Funds, LLC documents not be householded, please contact Fortuna Funds, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fortuna Funds, LLC or your financial intermediary.
Fortuna Hedged Bitcoin ETF	PAGE 2	TSR-AR-53656G233

(b)   Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2026	FYE 2/28/2025
(a) Audit Fees	$16,100	N/A
(b) Audit-Related Fees	$0	N/A
(c) Tax Fees	$3,750	N/A
(d) All Other Fees	$0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2026	FYE 2/28/2025
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2026	FYE 2/28/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Fortuna Hedged Bitcoin ETF (HBTC)
Annual Financial Statements and Additional Information
February 28, 2026

Fortuna Hedged Bitcoin ETF
Schedule of Investments
February 28, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.6%(a)
Call Options - 1.2%
iShares Bitcoin Trust ETF(b)(c)(d)
Expiration: 03/20/2026; Exercise Price: $41.60	$602,478	162	$6,377
Expiration: 03/20/2026; Exercise Price: $50.10	602,478	162	770
Total Call Options			7,147
Put Options - 2.4%
iShares Bitcoin Trust ETF, Expiration: 03/20/2026; Exercise Price: $34.60(b)(c)(d)	602,478	162	14,426
TOTAL PURCHASED OPTIONS (Cost $93,912)			21,573
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 48.3%
First American Treasury Obligations Fund - Class X, 3.60%(e)(f)		283,162	283,162
TOTAL MONEY MARKET FUNDS (Cost $283,162)			283,162
TOTAL INVESTMENTS - 51.9% (Cost $377,074)			$304,735
Other Assets in Excess of Liabilities - 48.1%			281,943
TOTAL NET ASSETS - 100.0%			$586,678

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

Fortuna Hedged Bitcoin ETF
Schedule of Written Options
February 28, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (37.4)%
Call Options - (1.9)%
iShares Bitcoin Trust ETF, Expiration: 03/20/2026; Exercise Price: $40.10(a)(b)	$(602,478)	(162)	$(11,319)
Put Options - (35.5)%
iShares Bitcoin Trust ETF, Expiration: 03/20/2026; Exercise Price: $50.10(a)(b)	(602,478)	(162)	(207,913)
TOTAL WRITTEN OPTIONS (Premiums received $114,663)			$(219,232)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$21,573	$—	$21,573
Money Market Funds	283,162	—	—	283,162
Total Investments	$283,162	$21,573	$—	$304,735
Liabilities:
Other Financial Instruments:
Written Options	$—	$(219,232)	$—	$(219,232)
Total Other Financial Instruments	$—	$(219,232)	$—	$(219,232)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

Fortuna Hedged Bitcoin ETF
Statement of Assets and Liabilities
February 28, 2026

ASSETS:
Investments, at value	$304,735
Deposit at broker for option contracts	500,953
Dividends receivable	1,293
Total assets	806,981
LIABILITIES:
Written options, at value	219,232
Payable to Adviser	1,071
Total liabilities	220,303
NET ASSETS	$586,678
NET ASSETS CONSISTS OF:
Paid-in capital	$879,142
Total accumulated losses	(292,464)
Total net assets	$586,678
Net assets	$586,678
Shares issued and outstanding(a)	30,000
Net asset value per share	$19.56
Cost:
Investments, at cost	$377,074
PROCEEDS:
Written options premium received	$114,663

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Fortuna Hedged Bitcoin ETF
Statement of Operations
For the Period Ended February 28, 2026(a)

INVESTMENT INCOME:
Dividend income	$18,268
Total investment income	18,268
EXPENSES:
Investment advisory fee	13,948
Interest expense	1,754
Total expenses	15,702
NET INVESTMENT INCOME	2,566
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(88,235)
Written options expired or closed	70,191
Net realized loss	(18,044)
Net change in unrealized appreciation (depreciation) on:
Investments	(72,339)
Written options	(104,569)
Net change in unrealized appreciation (depreciation)	(176,908)
Net realized and unrealized loss	(194,952)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (192,386)

(a)	Inception date of the Fund was March 18, 2025.
The accompanying notes are an integral part of these financial statements.

4

FORTUNA HEDGED BITCOIN ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended February 28, 2026(a)
OPERATIONS:
Net investment income	$2,566
Net realized loss	(18,044)
Net change in unrealized appreciation (depreciation)	(176,908)
Net decrease in net assets from operations	(192,386)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(100,144)
Total distributions to shareholders	(100,144)
CAPITAL TRANSACTIONS:
Creations	1,901,954
Redemptions	(1,022,746)
Net increase (decrease) in net assets from capital transactions	879,208
Net increase in net assets	586,678
NET ASSETS:
Beginning of the period	—
End of the period	$586,678
SHARES TRANSACTIONS
Creations	70,000
Redemptions	(40,000)
Total increase in shares outstanding	30,000

(a)	Inception date of the Fund was March 18, 2025.
The accompanying notes are an integral part of these financial statements.

5

Fortuna Hedged Bitcoin ETF
Financial Highlights

Period Ended February 28, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized loss on investments(c)	(3.01)
Total from investment operations	(2.93)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Net realized gains	(2.44)
Total distributions	(2.51)
Net asset value, end of period	$19.56
TOTAL RETURN(d)	−13.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$587
Ratio of expenses to average net assets(e)	1.97%
Ratio of interest expense to average net assets(e)	0.22%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.75%
Ratio of net investment income to average net assets(e)	0.32%
Portfolio turnover rate(d)	—%

(a)	Inception date of the Fund was March 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

FORTUNA HEDGED BITCOIN ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026
1. ORGANIZATION
Fortuna Hedged Bitcoin ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation by investing primarily in bitcoin options on equity securities of bitcoin-related companies (i.e., companies the Fund’s investment adviser, Fortuna Funds, LLC (the “Adviser”), believes provide returns that generally correspond, or are closely related, to the performance of bitcoin or bitcoin futures).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by the Adviser. Inception date of the Fund was March 18, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”), has designated a fair valuation committee at the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

7

FORTUNA HEDGED BITCOIN ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
FLexible EXchange Options (“FLEX Options”) are valued at a model-based price provided by the exchange on which the option is traded. If the exchange on which the option is traded is unable to provide a price, FLEX Options are valued at a model-based price provided by an approved secondary pricing service.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments and Schedule of Written Options for a summary of the valuations as of February 28, 2026, for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Dividend income is recognized on the ex-dividend date.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment

8

FORTUNA HEDGED BITCOIN ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of February 28, 2026, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of February 28, 2026, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At February 28, 2026, the tax periods since commencement of operations are open to examination in the Fund’s major tax jurisdiction.
Indemnification. In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Derivatives. The Fund may enter into U.S. or foreign futures contracts, options, and options on futures contracts. The Fund will invest in option positions on bitcoin-related securities to create “synthetic long exposure,” which allows the Fund to seek to participate in the changes, up or down, in the price of the shares of underlying securities. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. These investments may incur interest expense as presented on the Statement of Operations.
As a buyer of a call option, the Fund pays a premium to the seller of the option contract to obtain the right to participate in the price returns of the underlying security beyond the strike price of the purchased call option contract expiration (or earlier, if the Fund closes the option contract prior to expiration), therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. Conversely, as a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation to purchase the underlying security at the strike price if the buyer exercises the option contract. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. All options written must be covered, any underlying securities that are held by the Fund and are subject to the

9

FORTUNA HEDGED BITCOIN ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
call option will be earmarked on the books as segregated to satisfy its obligations. As of February 28, 2026, the Fund’s derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the period ended February 28, 2026, was as follows:

Purchased Options	$89,674
Written Options	(95,979)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of February 28, 2026:

Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Purchased Options	$21,573	$—
Written Options	—	(219,232)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended February 28, 2026:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/(Depreciation)
	Purchased Options*	Written Options	Purchased Options*	Written Options
Equity Risk Contracts	$66,588	$70,191	$(72,339)	$(104,569)

*	Included as a component of Investments on the Fund’s Statement of Operations.
3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Fund except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees

10

FORTUNA HEDGED BITCOIN ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

11

FORTUNA HEDGED BITCOIN ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Period ended February 28, 2026	$39,131	$61,013

(1)	Ordinary income may include short-term capital gains.
At February 28, 2026, the Fund’s fiscal period end, the unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Federal Tax Cost of Investments	$85,504
Gross Tax Unrealized Appreciation	$—
Gross Tax Unrealized Depreciation	—
Net Tax Unrealized Appreciation/(Depreciation)	—
Other Accumulated Gain/(Loss)	(292,464)
Total Accumulated Losses	$(292,464)

As of February 28, 2026, the difference between book-basis and tax-basis unrealized appreciation/(depreciation) is due to mark-to-market of Section 1256 contracts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses and post-October losses are determined only at the end of each fiscal year.
At February 28, 2026, the Fund’s fiscal period end, the Fund deferred no carryforward losses.
At February 28, 2026, the Fund’s fiscal period end, the Fund deferred the following late year ordinary losses and post-October losses:

	Late Year Losses Deferred	Post-October Losses Deferred
Fortuna Hedged Bitcoin ETF	$ —	$292,463

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended March 31, 2026, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

	Total Distributable Earnings	Paid in Capital
Fortuna Hedged Bitcoin ETF	$66	$(66)

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended February 28, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Fortuna Hedged Bitcoin ETF	$2,847,561	$2,297,090	$ —	$ —

12

FORTUNA HEDGED BITCOIN ETF
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President and Chief Investment Officer of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to February 28, 2026, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

FORTUNA HEDGED BITCOIN ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Fortuna Hedged Bitcoin ETF and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Fortuna Hedged Bitcoin ETF (the “Fund”), a series of Listed Funds Trust, as of February 28, 2026, and the related statements of operations and changes in net assets, and the financial highlights for the period from March 18, 2025 (inception of the Fund) through February 28, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations, changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 29, 2026

14

FORTUNA HEDGED BITCOIN ETF
ADDITIONAL INFORMATION
February 28, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Advisory Agreement included in the November 30, 2025, Semi-Annual Financial Statements and Additional Information.
TAX INFORMATION
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 93.27%.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	5/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	5/1/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	5/1/2026

* Print the name and title of each signing officer under his or her signature